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                           COLUMBIA FUNDS SERIES TRUST
                      COLUMBIA CONVERTIBLE SECURITIES FUND
                                  (THE "FUND")

                       SUPPLEMENT DATED FEBRUARY 27, 2007
        TO THE PROSPECTUSES AND THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 2006

     Effective immediately, the prospectuses and statement of additional information for all share classes of the Fund are hereby supplemented by removing all references to Edward Paik as a member of the Adviser's Income Strategies Team that is responsible for making the day-to-day investment decisions for the Fund.

































INT-47/128146-0207